Related Party Transactions - Additional Information (Detail) $ in Thousands, ₨ in Millions		12 Months Ended
	Jul. 01, 2023	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Purchase of investments from others		₨ 316.7		₨ 256.8
Sale of investments from others		8,859.5		20,447.7
Proceeds from issuance of long-term debt		1,155,775.2	$ 13,868,200	1,022,933.1	₨ 722,908.9
Dividend paid to principal owner		86,617.1	$ 1,039,300	86,394.3	₨ 36,239.2
Foreign exchange and derivative contracts, notional principal amount		21,269,897.6		15,796,689.0		$ 255,218,300
Bank guarantees		1,973,917.9		1,628,699.8		23,685,100
Percentage of Capital Acquired through amalgamation	100.00%
Tier II bonds
Related Party Transaction [Line Items]
Proceeds from issuance of long-term debt		10,241.0		7,850.0
Principal Owner
Related Party Transaction [Line Items]
Loans purchased from principal owner		116,320.0		369,101.3
Dividend paid to principal owner		0.0		13,401.5
Foreign exchange and derivative contracts, notional principal amount		0.0		94,451.2
Foreign exchange and derivative contracts, mark to market gains		0.0		2,081.2
Bank guarantees		0.0		3.5
Principal Owner | Property Plant and equipment
Related Party Transaction [Line Items]
Fixed assets purchased from related parties		0.0		0.0
Others
Related Party Transaction [Line Items]
Bank guarantees		2.5		₨ 5.1
HDFC ERGO [Member]
Related Party Transaction [Line Items]
Bank guarantees		₨ 2.5				$ 30	$ 30
Guarantee Obligations Period		10 years	10 years